CONSOLIDATED BALANCE SHEETS (Parentheticals) - $ / shares	Dec. 31, 2018	Dec. 31, 2017
Preferred stock par value	$ 0.01	$ 0.01
Preferred stock shares authorized	25,000,000	25,000,000
Preferred stock shares issued	350	389
Preferred stock shares outstanding	350	389
Common stock par value	$ 0.01	$ 0.01
Common stock shares authorized	500,000,000	500,000,000
Common stock shares issued	14,463,231	4,051,266
Common stock shares outstanding	14,463,231	4,051,266